UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-02183

Barings Corporate Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Janice M. Bishop, Vice President, Secretary and Chief Legal Officer
Independence Wharf, 470 Atlantic Avenue, Boston, MA  02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 03/31/19

___________________

ITEM 1.  SCHEDULE OF INVESTMENTS

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2019

(Unaudited)

Corporate Restricted Securities - 93.15%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 87.70%: (C)
1A Smart Start, Inc.
A designer, distributor and lessor of ignition interlock devices ("IIDs"). IIDs are sophisticated breathalyzers wired to a vehicle's ignition system.
10.75% Second Lien Term Loan due 12/22/2022 (LIBOR +8.250%)	$3,500,000	12/21/17	$3,449,113	$3,379,863

ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 07/31/2019	$262,403	08/01/12	260,362	262,362
Preferred Stock Series A (B)	300,000 shs.	08/01/12	300,000	633,653
Warrant, exercisable until 2022, to purchase common stock at $.02 per share (B)	53,794 shs.	08/01/12	101,870	106,903
			662,232	1,002,918

Accelerate Learning
A provider of standards-based, digital science education content of K-12 schools.
7.1% Term Loan due 12/31/2024 (LIBOR + 4.500%)	$2,260,497	12/19/18	2,217,380	2,193,487

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
Limited Liability Company Unit (B)	4,669 uts.	*	498,983	—
* 12/07/12, 07/11/13 and 06/30/15.

AFC - Dell Holding Corporation
A distributor and provider of inventory management services for "C-Parts" used by OEMs in their manufacturing and production facilities.
13% (1% PIK) Senior Subordinated Note due 02/28/2022	$3,147,264	*	3,119,885	3,135,129
Preferred Stock (B)	2,382 shs.	**	238,212	227,754
Common Stock (B)	736 shs.	**	736	—
* 03/27/15 and 11/16/18.			3,358,833	3,362,883
** 03/27/15 and 11/15/18.

AM Conservation Holding Corp.
A supplier of energy efficiency ("EE") products, including lighting, shower heads and aerators, and weatherization products such as door seals and weather stripping.
11.5% (1.5% PIK) Senior Subordinated Note due 04/30/2023	$3,181,818	10/31/16	3,145,952	3,225,209
11.5% (1.25% PIK) Senior Subordinated Note due 04/30/2023	$418,049	10/06/17	411,429	422,930
Common Stock (B)	318,182 shs.	10/31/16	318,182	404,570
			3,875,563	4,052,709

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches. Limited Liability Company Unit Class A
Preferred (B) (F)	$ 273 uts.	10/04/12	$272,727	$422,320

API Technologies Corp.
A designer, developer and manufacturer of electronic systems, subsystems, modules and secure communications for technically demanding defense, aerospace and commercial applications in the U.S. and internationally.

Limited Liability Company Unit	0.90% int.	04/20/16	488,461	987,000

ASC Holdings, Inc.
A manufacturer of capital equipment used by corrugated box manufacturers.
13% (1% PIK) Senior Subordinated Note due 05/18/2021	$1,553,735	11/19/15	1,539,458	1,242,988
Limited Liability Company Unit (B)	225,300 uts.	11/18/15	225,300	—
			1,764,758	1,242,988

Audio Precision
A provider of high-end audio test and measurement sensing instrumentation software and accessories.
8.10% Term Loan due 07/27/2024 (LIBOR + 5.500%)	$3,790,500	10/30/18	3,720,187	3,593,911

Aurora Parts & Accessories LLC
A distributor of aftermarket over-the-road semi-trailer parts and accessories sold to customers across North America.
14% Junior Subordinated Note due 08/17/2022	$22,789	08/30/18	22,789	22,716
11% Senior Subordinated Note due 02/17/2022	$3,074,700	08/17/15	3,042,737	3,000,539
Preferred Stock (B)	425 shs.	08/17/15	424,875	270,900
Common Stock (B)	425 shs.	08/17/15	425	—
			3,490,826	3,294,155

Avantech Testing Services LLC
A manufacturer of custom Non-Destructive Testing ("NDT") systems and provider of NDT and inspections services primarily to the oil country tubular goods market.
15% (3.75% PIK) Senior Subordinated Note due 03/31/2021 (D)	$13,750	07/31/14	13,493	—
Limited Liability Company Unit (B) (F)	92,327 uts.	*	—	—
Limited Liability Company Unit Class C Preferred (B) (F)	158,988 uts.	09/29/17	983,202	—
* 07/31/14 and 10/14/15.			996,695	—

BBB Industries LLC
A supplier of re-manufactured parts to the North American automotive aftermarket.
10.98% Second Lien Term Loan due 06/26/2026 (LIBOR +8.500%)	$3,500,000	08/02/18	3,403,607	3,342,650

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

BCC Software, Inc.
A provider of software and data solutions which enhance mail processing to help direct mail marketers realize discounts from the U.S. Postal Service, avoid penalties associated with mailing errors, and improve the accuracy and efficiency of marketing campaigns.

12% (1% PIK) Senior Subordinated Note due 04/11/2023	$3,867,186	*	$3,803,894	$3,839,215
Preferred Stock Series A (B)	55 shs.	*	552,214	552,200
Common Stock Class A (B)	1,590 shs.	*	1,748	424,166
* 10/11/17 and 01/28/19.			4,357,856	4,815,581

BDP International, Inc.
A provider of transportation and related services to the chemical and life sciences industries.
7.85% Term Loan due 12/14/2024 (LIBOR + 5.250%)	$4,987,500	12/18/18	4,892,448	4,840,039

BEI Precision Systems & Space Company, Inc.
A provider of advanced design, manufacturing, and testing for custom optical encoder-based positioning systems, precision accelerometers, and micro scanners.
12% (1% PIK) Senior Subordinated Note due 04/28/2024	$2,996,977	04/28/17	2,949,702	2,905,714
Limited Liability Company Unit (B)	5,869 uts.	*	586,923	396,391
* 04/28/17 and 02/07/19.			3,536,625	3,302,105

Blue Wave Products, Inc.
A distributor of pool supplies.
13% (1% PIK) Senior Subordinated Note due 09/30/2019	$474,679	10/12/12	470,921	473,212
Common Stock (B)	114,894 shs.	10/12/12	114,894	231,942
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	45,486 shs.	10/12/12	45,486	91,825
			631,301	796,979

BlueSpire Holding, Inc.
A marketing services firm that integrates strategy, technology, and content to deliver customized marketing solutions for clients in the senior living, financial services and healthcare end markets.
Common Stock (B)	6,000 shs.	06/30/15	1,902,077	—

Brown Machine LLC
A designer and manufacturer of thermoforming equipment used in the production of plastic packaging containers within the food and beverage industry.
7.75% Term Loan due 10/04/2024 (LIBOR + 5.250%)	$1,488,737	10/03/18	1,471,647	1,446,707

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Cadence, Inc.
A full-service contract manufacturer ("CMO") and supplier of advanced products, technologies, and services to medical device, life science, and industrial companies.
7% Lien Term Loan due 04/30/2025 (LIBOR + 4.500%)	$2,036,938	05/14/18	$1,991,212	$1,947,635

Cadent, LLC
A provider of advertising solutions driven by data and technology.
7.73% Term Loan due 09/07/2023 (LIBOR + 5.250%)	$2,129,587	09/04/18	2,110,589	2,118,939

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and "at risk" youth through alternative education programs.
13.5% (1.5% PIK) Senior Subordinated Note due 06/19/2020	$2,420,829	01/19/11	2,410,674	2,411,466
14% (2% PIK) Senior Subordinated Note due 06/19/2020	$643,620	08/03/12	641,376	636,774
Common Stock (B)	1,125 shs.	01/19/11	112,500	85,843
Warrant, exercisable until 2021, to purchase common stock at $.01 per share (B)	884 shs.	01/19/11	87,750	67,478
			3,252,300	3,201,561

Clarion Brands Holding Corp.
A portfolio of six over-the-counter (OTC) pharmaceutical brands whose products are used to treat tinnitus or ringing of the ear, excessive sweating, urinary tract infections, muscle pain, and skin conditions.

Limited Liability Company Unit (B)	3,759 uts.	07/18/16	384,020	493,173

Claritas Holdings, Inc.
A market research company that provides market segmentation insights to customers engaged in direct-to-consumer and business-to-business marketing activities.
8.6% Term Loan due 12/31/2023 (LIBOR + 6.000%)	$3,427,581	12/20/18	3,346,631	3,412,663

Clubessential LLC
A leading SaaS platform for private clubs and resorts.
12.3% Senior Subordinated Note due 01/12/2024 (LIBOR + 9.500%)	$3,626,416	01/16/18	3,566,157	3,602,148

CORA Health Services, Inc.
A provider of outpatient rehabilitation therapy services.
11% (1% PIK) Term Loan due 05/05/2025	$3,402,472	05/01/18	2,390,625	2,379,008
Preferred Stock Series A (B)	1,538 shs.	06/30/16	77,625	196,750
Common Stock Class A (B)	7,692 shs.	06/30/16	7,692	161,136
			2,475,942	2,736,894

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Del Real LLC
A manufacturer and distributor of fully-prepared fresh refrigerated Hispanic entrees as well as side dishes that are typically sold on a heat-and-serve basis at retail grocers.
11% Senior Subordinated Note due 04/06/2023	$2,882,353	10/07/16	$2,841,970	$2,729,066
Limited Liability Company Unit (B) (F)	709,836 uts.	*	724,382	287,981
* 10/07/16, 07/25/18 and 03/13/19.			3,566,352	3,017,047

Discovery Education, Inc.
A provider of standards-based, digital education content for K-12 schools.
7.35% Term Loan due 04/30/2024 (LIBOR + 4.750%)	$4,822,290	04/20/18	4,740,628	4,633,492

Dohmen Life Science Services
A provider of drug commercialization services for pharmaceutical and biotech companies, beginning in the late clinical trial phases.
10.83% Second Lien Term Loan due 03/12/2026 (LIBOR + 8.250%)	$2,774,545	03/09/18	2,718,912	2,703,288

DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
Preferred Stock (B)	61 shs.	05/04/12	605,841	648,951
Common Stock (B)	61 shs.	05/04/12	67,316	—
			673,157	648,951

DuBois Chemicals, Inc.
A provider of consumable, value-added specialty cleaning chemical solutions to the industrial, transportation paper and water markets.
10.5% Second Lien Term Loan due 08/31/2025 (LIBOR + 8.000%)	$3,500,000	09/19/18	3,467,648	3,395,000

Dunn Paper
A provider of specialty paper for niche product applications.
11.25% Second Lien Term Loan due 08/26/2023 (LIBOR + 8.750%)	$3,500,000	09/28/16	3,455,102	3,482,500

ECG Consulting Group
A healthcare management consulting company who provides strategic, financial, operational, and technology related consulting services to healthcare providers.
11.5% (0.5% PIK) Senior Subordinated Note due 06/20/2025	$1,159,069	06/20/18	1,137,436	1,168,295
11.5% (0.5% PIK) Senior Subordinated Note due 06/20/2025	$2,702,415	11/21/14	2,675,290	2,702,414
Limited Liability Company Unit (F)	467 uts.	11/19/14	73,447	228,562
			3,886,173	4,099,271

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Electronic Power Systems
A provider of electrical testing services for apparatus equipment and protection & controls infrastructure.
7.6% Term Loan due 12/21/2024 (LIBOR + 5.000%)	$3,674,494	12/21/18	$3,621,748	$3,594,085
Common Stock (B)	109 shs.	12/28/18	108,565	108,560
			3,730,313	3,702,645

Elite Sportswear Holding, LLC
A designer and manufacturer of gymnastics, competitive cheerleading and swimwear apparel in the U.S. and internationally.
11.5% (1% PIK) Senior Subordinated Note due 01/14/2022 (D)	$3,223,328	10/14/16	3,182,857	2,900,995
Limited Liability Company Unit (B) (F)	204 uts.	10/14/16	324,074	—
			3,506,931	2,900,995

English Color & Supply LLC
A distributor of aftermarket automotive paint and related products to collision repair shops, auto dealerships and fleet customers through a network of stores in the Southern U.S.
11.5% (0.5% PIK) Senior Subordinated Note due 12/31/2023	$2,716,737	06/30/17	2,673,957	2,676,771
Limited Liability Company Unit (B) (F)	806,916 uts.	06/30/17	806,916	580,795
			3,480,873	3,257,566

E.S.P. Associates, P.A.
A professional services firm providing engineering, surveying and planning services to infrastructure projects.
12% (1% PIK) Senior Subordinated Note due 10/04/2023	$1,740,510	04/04/18	1,710,672	1,775,320
Limited Liability Company Unit (B)	574 uts.	06/29/18	574,468	497,089
			2,285,140	2,272,409

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
Limited Liability Company Unit Series A Preferred (B)	512 uts.	09/27/10	175,035	289,635
Limited Liability Company Unit Series B Preferred (B)	102 uts.	12/27/18	102,140	357,490
Limited Liability Company Unit Common (B)	512 uts.	09/27/10	51,220	234,147
			328,395	881,272

F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.

Limited Liability Company Unit Class B-1 (B)	394,737 uts.	12/15/10	338,744	3,221,330
Limited Liability Company Unit Class B-2 (B)	49,488 uts.	12/15/10	42,469	403,857
Limited Liability Company Unit Class B-3 (B)	39,130 uts.	08/30/12	83,062	329,506
Limited Liability Company Unit Class C (B)	9,449 uts.	12/20/10	52,992	450,170
			517,267	4,404,863

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

GD Dental Services LLC
A provider of convenient "onestop" general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
Limited Liability Company Unit Preferred (B)	182 uts.	10/05/12	$182,209	$—
Limited Liability Company Unit Common (B)	1,840 uts.	10/05/12	1,840	—
			184,049	—

GlobalTranz
A provider of freight brokerage, utilizing a proprietary technology platform that provides multimodal transportation and logistics solutions by connecting shippers with carriers.
10.5% Second Lien Term Loan due 10/16/2026 (LIBOR + 8.000%)	$3,500,000	10/15/18	3,450,347	3,394,547

gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician's office channels.
14% (2% PIK) Senior Subordinated Note due 11/30/2021 (D)	$3,183,078	03/27/13	2,245,566	3,023,924
Preferred Stock (B)	709 shs.	03/29/19	708,661	708,661
Common Stock (B)	2,835 shs.	03/27/13	283,465	22,894
			3,237,692	3,755,479

GraphPad Software, Inc.
A provider of data analysis, statistics and graphing software solution for scientific research applications, with a focus on the life sciences and academic end-markets.
8.6% Term Loan due 12/21/2022 (LIBOR + 6.000%)	$4,937,500	12/19/17	4,859,811	4,765,960

GTI Holding Company
A designer, developer, and marketer of precision specialty hand tools and handheld test instruments.
12% Senior Subordinated Note due 05/22/2023	$1,455,729	02/05/14	1,416,904	1,455,729
Common Stock (B)	2,093 shs.	*	209,271	232,315
Warrant, exercisable until 2027, to purchase common stock at $.01 per share (B)	795 shs.	02/05/14	73,633	88,242
* 02/05/14 and 11/22/17.			1,699,808	1,776,286

Handi Quilter Holding Company (Premier Needle Arts)
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
Limited Liability Company Unit Preferred (B)	754 uts.	*	754,061	995,918
Limited Liability Company Unit Common Class A (B)	7,292 uts.	12/19/14	—	30,362
* 12/19/14 and 04/29/16.			754,061	1,026,280

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Happy Floors Acquisition, Inc.
A wholesale importer and value-added distributor of premium European flooring tile to residential and commercial end markets.
11.5% (1% PIK) Senior Subordinated Note due 01/01/2023	$2,026,696	07/01/16	$2,001,587	$2,046,963
Common Stock (B)	303 shs.	07/01/16	303,333	314,388
			2,304,920	2,361,351

Hartland Controls Holding Corporation
A manufacturer and distributor of electronic and electromechanical components.
14% (2% PIK) Senior Subordinated Note due 08/14/2020	$2,347,888	02/14/14	2,336,736	2,347,888
12% Senior Subordinated Note due 08/14/2020	$875,000	06/22/15	872,431	875,000
Common Stock (B)	1,666 shs.	02/14/14	1,667	711,668
			3,210,834	3,934,556

Healthline Media, Inc.
A consumer health platform that offers a variety of health-based articles and information for consumers.
7.61% Term Loan due 11/20/2023 (LIBOR + 4.750%)	$3,432,757	11/20/18	3,368,236	3,312,079

HHI Group, LLC
A developer, marketer, and distributor of hobby-grade radio control products.
14% (2% PIK) Senior Subordinated Note due 11/26/2020	$3,385,154	01/17/14	3,369,096	3,385,154
Limited Liability Company Unit (B) (F)	203 uts.	01/17/14	203,125	127,005
			3,572,221	3,512,159

Hollandia Produce LLC
A hydroponic greenhouse producer of branded root vegetables.
11% (3.25% PIK) Senior Subordinated Note due 03/31/2021	$2,958,624	*	2,935,653	2,940,436
10.49% Term Loan due 12/12/2020 (LIBOR + 8.000%)	$223,018	04/06/18	223,018	220,576
10.49% Term Loan due 12/11/2020 (LIBOR + 8.000%)	$297,815	04/06/18	297,815	294,554
* 12/30/15 and 12/23/16			3,456,486	3,455,566

Holley Performance Products
A provider of automotive aftermarket performance products.
7.74% Term Loan due 10/17/2024 (LIBOR + 5.000%)	$4,987,500	10/24/18	4,916,981	4,887,750

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B) (F)	89 uts.	10/14/11	$—	$—
Limited Liability Company Unit Class G (B) (F)	215 uts.	10/14/11	—	—
Limited Liability Company Unit Class H (B) (F)	89 uts.	10/14/11	—	—
Limited Liability Company Unit Class I (B) (F)	89 uts.	10/14/11	—	—
			—	—

Impact Confections
An independent manufacturer and marketer of confectionery products including Warheads® brand sour candies, Melster® brand classic candies, and co-manufactured/private label classic candies.
15% (15% PIK) Senior Subordinated Note due 11/10/2020 (D)	$2,216,037	11/10/14	2,200,208	—
Common Stock (B)	4,667 shs.	11/10/14	466,667	—
			2,666,875	—

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
Limited Liability Company Unit (B) (F)	2,493,253 uts.	12/05/12	557,301	—
Limited Liability Company Unit Class A-1 (B) (F)	381,717 uts.	10/31/16	381,717	916,694
Limited Liability Company Unit Class A-2 (B) (F)	2,478,261 uts.	10/31/16	—	672,798
			939,018	1,589,492

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Limited Liability Company Unit Class C Preferred (B)	75 uts.	06/30/15	—	174,415
Common Stock (B)	667 shs.	07/15/08	539,502	465,876
			539,502	640,291

LAC Acquisition LLC
A provider of center-based applied behavior analysis treatment centers for children diagnosed with autism spectrum disorder.
8.55% Term Loan due 10/01/2024 (LIBOR + 5.750%)	$3,743,703	10/01/18	1,786,415	1,725,785
Limited Liability Company Unit Class A (F)	46,914 uts.	10/01/18	46,914	39,410
			1,833,329	1,765,195

Manhattan Beachwear Holding Company
A designer and distributor of women's swimwear.
12.5% Senior Subordinated Note due 05/30/2022 (D)	$1,259,914	01/15/10	1,212,363	1,196,918
15% (2.5% PIK) Senior Subordinated Note due 05/30/2022 (D)	$345,759	10/05/10	343,820	328,471
Common Stock (B)	106 shs.	10/05/10	106,200	51,050
Common Stock Class B (B)	353 shs.	01/15/10	352,941	169,658
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	312 shs.	10/05/10	283,738	150,146
			2,299,062	1,896,243

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Master Cutlery LLC
A designer and marketer of a wide assortment of knives and swords.
13% Senior Subordinated Note due 04/17/2020	$1,792,632	04/17/15	$1,788,069	$125,484
Limited Liability Company Unit	9 uts.	04/17/15	1,356,658	—
			3,144,727	125,484

Merex Holding Corporation
A provider of after-market spare parts and components, as well as maintenance, repair and overhaul services for "out of production" or "legacy" aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.

16% Senior Subordinated Note due 03/03/2022 (D)	$1,362,886	09/22/11	1,347,188	1,226,597
15% PIK Senior Subordinated Note due 04/30/2022 (D)	$71,517	08/18/15	71,517	57,214
14% PIK Senior Subordinated Note due 03/03/2022	$220,835	*	220,835	218,398
15% PIK Senior Subordinated Note due 03/03/2022	$119,387	01/03/19	119,387	119,387
Common Stock Class A (B)	249,235 shs.	**	512,114	—
* 10/21/16, 01/27/17 and 10/13/17.			2,271,041	1,621,596
** 08/18/15, 10/20/16 and 01/27/17.

MES Partners, Inc.
An industrial service business offering an array of cleaning and environmental services to the Gulf Coast region of the U.S.
12% (1% PIK) Senior Subordinated Note due 09/30/2021	$2,296,378	09/30/14	2,276,297	2,287,096
12% Senior Subordinated Note due 09/30/2021	$616,917	02/28/18	607,883	614,423
Common Stock Class B (B)	526,019 shs.	*	495,405	81,247
* 09/30/14 and 02/28/18.			3,379,585	2,982,766

MeTEOR Education LLC
A leading provider of classroom and common area design services, furnishings, equipment and instructional support to K-12 schools.
12% Senior Subordinated Note due 06/20/2023	$2,297,872	03/09/18	2,258,995	2,247,775
Limited Liability Company Unit (B) (F)	456 uts.	03/09/18	459,574	264,726
			2,718,569	2,512,501

Midwest Industrial Rubber, Inc.
A supplier of industrial maintenance, repair, and operations ("MRO") products, specializing in the fabrication and distribution of lightweight conveyor belting and related conveyor components and accessories.

12% (1% PIK) Senior Subordinated Note due 12/02/2022	$3,226,556	12/02/16	3,182,657	3,227,502
Preferred Stock (B)	3,472 shs.	12/02/16	347,191	368,385
Common Stock (B)	491 shs.	12/02/16	491	—
			3,530,339	3,595,887

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% (1.75% PIK) Senior Subordinated Note due 08/15/2020	$871,580	11/30/10	$868,794	$871,580
Limited Liability Company Unit Class B-1 (B) (F)	225,000 uts.	11/30/10	—	147,757
Limited Liability Company Unit Class B-2 (B) (F)	20,403 uts.	11/30/10	—	13,399
			868,794	1,032,736

New Mountain Learning, LLC
A leading provider of blended learning solutions to the K-12 and post-secondary school market.
8.1% Term Loan due 03/16/2024 (LIBOR + 5.500%)	$4,249,548	03/15/18	4,176,894	3,951,427

NSi Industries Holdings, Inc.
A manufacturer and distributer of electrical components and accessories to small to mid-sized electrical wholesalers.
12.75% (1.75% PIK) Senior Subordinated Note due 05/17/2023	$3,974,913	*	3,915,506	3,928,589
Common Stock (B)	420 shs.	05/17/16	420,000	643,063
* 06/30/16 and 03/11/19.			4,335,506	4,571,652

PANOS Brands LLC
A marketer and distributor of branded consumer foods in the specialty, natural, better-for-you,"free from" healthy and gluten-free categories.
12% (1% PIK) Senior Subordinated Note due 08/17/2022	$3,602,879	02/17/17	3,560,247	3,590,048
Common Stock Class B (B)	772,121 shs.	*	772,121	1,050,685
* 01/29/16 and 02/17/17.			4,332,368	4,640,733

PB Holdings LLC
A designer, manufacturer and installer of maintenance and repair parts and equipment for industrial customers.
7.48% Term Loan due 02/28/2024 (LIBOR + 5.000%)	$1,970,749	03/06/19	1,661,854	1,674,778

Pegasus Transtech Corporation
A provider of end-to-end document, driver and logistics management solutions, which enable its customers (carriers, brokers, and drivers) to operate more efficiently, reduce manual overhead, enhance compliance, and shorten cash conversion cycles.

11.25% Term Loan due 11/16/2022	$386,548	11/14/17	378,115	370,240
8.75% Term Loan due 11/17/2024 (LIBOR + 6.250%)	$4,227,915	11/14/17	3,863,742	3,788,406
			4,241,857	4,158,646

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
Limited Liability Company Unit	0.90% int.	*	$420,814	$46,458
* 11/29/12 and 12/20/16.

Polytex Holdings LLC
A manufacturer of water based inks and related products serving primarily the wall covering market.
13.9% (1% PIK) Senior Subordinated Note due 12/31/2020	$2,170,983	07/31/14	2,159,212	1,085,492
Limited Liability Company Unit	300,485 uts.	07/31/14	300,485	—
Limited Liability Company Unit Class F	75,022 uts.	*	50,322	—
* 09/28/17 and 02/15/18.			2,510,019	1,085,492

PPC Event Services
A special event equipment rental business.
14% (2% PIK) Senior Subordinated Note due 05/28/2023	$2,476,307	11/20/14	2,463,351	2,476,307
Limited Liability Company Unit (B)	7,000 uts.	11/20/14	350,000	664,770
Limited Liability Company Unit Series A-1 (B)	689 uts.	03/16/16	86,067	68,796
			2,899,418	3,209,873

Randy's Worldwide Automotive
A designer and distributor of automotive aftermarket parts.
Common Stock (B)	240 shs.	05/12/15	240,388	656,633

ReelCraft Industries, Inc.
A designer and manufacturer of heavy-duty reels for diversified industrial, mobile equipment OEM, auto aftermarket, government/military and other end markets.
10.5% (0.5% PIK) Senior Subordinated Note due 02/28/2023	$2,924,641	11/13/17	2,924,641	2,957,409
Limited Liability Company Unit Class B	595,745 uts.	11/13/17	374,731	662,293
			3,299,372	3,619,702

REVSpring, Inc.
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
10.75% Second Lien Term Loan due 10/11/2026 (LIBOR + 8.250%)	$3,500,000	10/11/18	3,401,181	3,342,928

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Rock-it Cargo
A provider of specialized international logistics solutions to the music touring, performing arts, live events, fine art and specialty industries.
7.1% Term Loan due 06/22/2024 (LIBOR + 4.500%)	$4,975,000	07/30/18	$4,864,470	$4,868,405

ROI Solutions
Call center outsourcing and end user engagement services provider.
7.8% Term Loan due 07/31/2024 (LIBOR + 5.000%)	$3,792,176	07/31/18	1,484,492	1,418,039

Ruffalo Noel Levitz
A provider of enrollment management, student retention and career services, and fundraising management for colleges and universities.
8.69% Term Loan due 05/29/2022 (LIBOR + 6.000%)	$2,623,191	01/08/19	2,586,483	2,582,778

Sandvine Corporation
A provider of active network intelligence solutions.
10.5% Second Lien Term Loan due 11/02/2026 (LIBOR + 8.000%)	$3,500,000	11/01/18	3,416,992	3,360,809

Sara Lee Frozen Foods
A provider of frozen bakery products, desserts and sweet baked goods.
7% Lien Term Loan due 07/31/2024 (LIBOR + 4.500%)	$3,837,540	07/27/18	3,760,842	3,686,710

Signature Systems Holding Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
Common Stock (B)	181 shs.	03/15/13	181,221	919,519
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	74 shs.	03/15/13	67,958	375,632
			249,179	1,295,151

SMB Machinery Holdings, Inc.
A reseller of used, rebuilt and refurbished packaging and processing equipment, primarily serving the bottling and food manufacturing industries.
14% (2% PIK) Senior Subordinated Note due 10/18/2019 (D)	$1,477,388	10/18/13	1,452,295	—
Common Stock (B)	1,681 shs.	10/18/13	168,100	—
			1,620,395	—

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Specified Air Solutions
A manufacturer and distributor of heating, dehumidification and other air quality solutions.
10.5% (0.5% PIK) Senior Subordinated Note due 06/19/2024	$2,488,439	12/19/18	$2,460,794	$2,504,346
Limited Liability Company Unit	1,687,922 uts.	02/20/19	1,089,146	1,354,082
			3,549,940	3,858,428

SR Smith LLC
A manufacturer of mine and tunneling ventilation products in the United States.
11% Senior Subordinated Note due 03/27/2022	$2,200,568	*	2,185,990	2,191,168
Limited Liability Company Unit Class A	2,174 uts.	*	2,152,688	2,790,814
* 03/27/17 and 08/07/18.			4,338,678	4,981,982

Strahman Holdings Inc.
A manufacturer of industrial valves and wash down equipment for a variety of industries, including chemical, petrochemical, polymer, pharmaceutical, food processing, beverage and mining.
Preferred Stock Series A (B)	317,935 shs.	12/13/13	317,935	680,671
Preferred Stock Series A-2 (B)	53,086 shs.	09/10/15	59,987	113,653
			377,922	794,324

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
16% Senior Subordinated Note due 05/28/2020 (D)	$5,436,327	*	4,075,756	4,077,245
Common Stock (B)	115 shs.	12/14/10	114,504	—
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	112 shs.	12/14/10	111,747	—
* 12/14/10, 08/17/12 and 03/31/16.			4,302,007	4,077,245

Sunvair Aerospace Group Inc.
An aerospace maintenance, repair, and overhaul provider servicing landing gears on narrow body aircraft.
12% (1% PIK) Senior Subordinated Note due 07/31/2021 (D)	$2,851,577	07/31/15	2,802,248	2,566,419
Common Stock (B)	139 shs.	*	213,007	19,882
* 07/31/15 and 11/08/17.			3,015,255	2,586,301

Team Drive-Away Holdings LLC
An asset-light provider of over the road driveaway services for class 8 trucks and specialized equipment.
Limited Liability Company Unit	194,400 uts.	10/15/15	136,334	380,052

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Therma-Stor Holdings LLC
A designer and manufacturer of dehumidifiers and water damage restoration equipment for residential and commercial applications.
10.5% (0.5% PIK) Senior Subordinated Note due 11/30/2023	$2,789,587	11/30/17	$2,789,586	$2,751,173
Limited Liability Company Unit (B)	39,963 uts.	11/30/17	6,435	39,963
			2,796,021	2,791,136

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
15% (7.5% PIK) Senior Subordinated Note due 12/05/2020	$92,662	12/05/13	186,670	92,662
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	53,038 shs.	12/05/13	—	42,008
			186,670	134,670

Trident Maritime Systems
A leading provider of turnkey marine vessel systems and solutions for government and commercial new ship construction as well as repair, refurbishment, and retrofit markets worldwide.
8.1% Unitranche Term Loan due 04/30/2024 (LIBOR + 5.500%)	$4,962,500	05/14/18	4,866,425	4,757,441

Tristar Global Energy Solutions, Inc.
A hydrocarbon and decontamination services provider serving refineries worldwide.
12.5% (1.5% PIK) Senior Subordinated Note due 07/31/2020	$2,399,405	01/23/15	2,385,033	2,310,724

Trystar, Inc.
A niche manufacturer of temporary power distribution products for the power rental, industrial, commercial utility and back-up emergency markets.
7.6% Term Loan due 10/01/2023 (LIBOR + 5.000%)	$4,772,234	09/28/18	4,697,167	4,614,014
Limited Liability Company Unit (B) (F)	97 uts.	09/28/18	96,883	100,077
			4,794,050	4,714,091

U.S. Legal Support, Inc.
A provider of court reporting, record retrieval and other legal supplemental services.
8.38% Term Loan due 11/12/2024 (LIBOR + 5.750%)	$4,457,771	*	3,725,585	3,657,558
* 11/29/18 and 03/25/19.

U.S. Oral Surgery Management
An operator of oral surgery practices providing medically necessary treatments.
7.5% Term Loan due 12/31/2023 (LIBOR + 5.000%)	$4,994,531	01/04/19	2,084,156	2,080,838

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

U.S. Retirement and Benefit Partners, Inc.
A leading independent provider of outsourced benefit design and administration and retirement services, primarily to K-12 school districts, employee unions, and governmental agencies.
11.35% Second Lien Term Loan due 02/14/2023 (LIBOR + 8.750%)	$3,500,000	03/05/18	$3,203,558	$3,133,514

UBEO, LLC
A dealer and servicer of printers and copiers to medium sized businesses.
11% Term Loan due 10/03/2024	$3,500,000	11/05/18	2,717,834	2,664,576

Velocity Technology Solutions, Inc.
A provider of outsourced hosting services for enterprise resource planning software applications and information technology infrastructure to mid and large-sized enterprises.
8.6% Lien Term Loan due 12/07/2023 (LIBOR + 6.000%)	$4,147,500	12/07/17	4,115,052	4,046,025

VP Holding Company
A provider of school transportation services for special-needs and homeless children in Massachusetts and Connecticut.
8.1% Lien Term Loan due 05/22/2024 (LIBOR + 5.500%)	$4,973,941	05/17/18	3,477,779	3,292,121

Westminster Acquisition LLC
A manufacturer of premium, all-natural oyster cracker products sold under the Westminster and Olde Cape Cod brands.
12% (1% PIK) Senior Subordinated Note due 02/03/2021	$779,168	08/03/15	773,414	684,170
Limited Liability Company Unit (B) (F)	751,212 uts.	08/03/15	751,212	390,122
			1,524,626	1,074,292

Whitebridge Pet Brands Holdings, LLC
A portfolio of natural treats and foods for dogs and cats.
11.5% (0.5% PIK) Senior Subordinated Note due 08/18/2021	$3,034,705	04/18/17	3,006,934	3,014,812
Limited Liability Company Unit Class A (B) (F)	250 uts.	04/18/17	300,485	298,349
Limited Liability Company Unit Class B (B) (F)	250 uts.	04/18/17	—	—
			3,307,419	3,313,161

Wolf-Gordon, Inc.
A designer and specialty distributor of wallcoverings and related building products, including textiles, paint, and writeable surfaces.
Common Stock (B)	318 shs.	01/22/16	126,157	463,764

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Worldwide Express Operations, LLC
A third party logistics company providing parcel, less than truck load and truck load services focused on the small and medium business market through both company owned and franchise locations.
10.86% Second Lien Term Loan due 02/03/2025 (LIBOR + 8.000%)	$4,375,000	02/13/17	$4,320,056	$4,222,037

WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% (2.5% PIK) Senior Subordinated Note due 06/12/2020	$3,067,304	11/03/11	3,067,132	3,027,093
Common Stock (B)	4,500 shs.	11/03/11	450,000	238,028
			3,517,132	3,265,121

York Wall Holding Company
A designer, manufacturer and marketer of wall covering products for both residential and commercial wall coverings.
Preferred Stock Series A (B)	5,957 shs.	02/05/19	595,752	595,754
Common Stock (B)	4,151 shs.	*	406,617	316,413
* 03/04/15 and 02/07/18.			1,002,369	912,167

Total Private Placement Investments (E)			$271,053,930	$264,614,593

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Rule 144A Securities - 5.45%:

Bonds - 5.41%
Acrisure LLC / Acrisure Finance Inc.	7.000%	11/15/25	$653,000	$611,806	$587,700
Apex Tool Group LLC / BC Mountain Finance Inc.	9.000	02/15/23	778,000	778,000	746,880
Carlson Travel, Inc.	9.500	12/15/24	779,000	718,024	749,788
CITGO Holding, Inc.	10.750	02/15/20	581,000	584,223	595,641
Enterprise Merger Sub Inc.	8.750	10/15/26	1,193,000	1,131,800	1,063,261
EnVen Energy Ventures, LLC	11.000	02/15/23	1,000,000	1,000,000	1,098,750
First Quantum Minerals Ltd.	7.500	04/01/25	889,000	858,207	851,217
KCA Deutag UK Finance PLC	9.625	04/01/23	414,000	414,000	346,208
KeHE Distributors, LLC	7.625	08/15/21	653,000	669,411	646,470
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23	859,000	870,019	811,755
New Gold Inc.	6.250	11/15/22	889,000	891,982	782,320
New Gold Inc.	6.375	05/15/25	231,000	231,000	187,110
Onex Corporation	8.500	10/01/22	1,352,000	1,306,725	1,101,880
OPE KAG Finance Sub	7.875	07/31/23	1,016,000	1,040,139	982,980
Ortho-Clinical Diagnostics, Inc.	6.625	05/15/22	121,000	119,718	114,829
Pinnacle Operating Corporation	9.000	05/15/23	756,588	888,739	393,426
Suncoke Energy	7.500	06/15/25	581,000	573,574	588,262
Topaz Marine S.A.	9.125	07/26/22	1,000,000	1,000,000	1,012,842
Tullow Oil Plc	6.250	04/15/22	711,000	592,689	713,844
USIS Merger Sub Inc.	6.875	05/01/25	653,000	653,000	634,226
Veritas US Inc. / Veritas Bermuda Ltd.	10.500	02/01/24	889,000	926,283	793,433
Vine Oil & Gas LP	8.750	04/15/23	581,000	576,462	461,895
VistaJet Malta Finance P.L.C.	7.750	06/01/20	786,000	748,437	780,105
Warrior Met Coal, Inc.	8.000	11/01/24	251,000	251,000	262,138

Total Bonds				17,435,238	16,306,960

Preferred Stock - 0.04%
Pinnacle Operating Corporation (B)			519,298	339,854	119,439

Total Preferred Stock				339,854	119,439

Common Stock - 0.00%
TherOX, Inc. (B)			6	—	—
Touchstone Health Partnership (B)			1,168	—	—

Total Common Stock				—	—

Total Rule 144A Securities				17,775,092	16,426,399

Total Corporate Restricted Securities				$288,829,022	$281,040,992

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Corporate Public Securities - 4.88%: (A)	LIBOR Spread	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Bank Loans - 3.93%
Almonde, Inc.	7.250%	9.851%	06/13/25	$940,734	$955,399	$904,478
BMC Software Finance, Inc.	4.250	6.851	10/02/25	997,500	988,220	975,725
Confie Seguros Holding II Co	8.500	11.126	11/02/25	922,394	904,982	905,100
Edelman Financial Services	6.750	9.537	07/20/26	258,914	257,730	259,561
Fieldwood Energy LLC	5.250	7.745	04/11/22	344,430	313,820	330,653
Fieldwood Energy LLC	7.250	9.749	04/11/23	1,455,992	844,541	1,228,493
Gulf Finance LLC	5.250	7.859	08/25/23	500,516	497,409	397,285
ION Trading Technologies S.a.r.l	4.000	6.651	11/21/24	560,264	547,530	542,554
K&N Engineering, Inc.	8.750	11.249	10/21/24	991,283	977,450	936,763
Kronos Incorporated	8.250	10.986	11/01/24	409,457	406,576	414,833
PowerSchool	6.750	9.488	08/01/26	1,000,000	990,816	977,500
PS Logistics LLC	4.750	7.249	03/01/25	995,000	1,003,933	988,781
Schenectady International Group Inc.	4.750	7.351	10/15/25	634,382	610,572	632,796
Serta Simmons Bedding, LLC	8.000	10.489	11/08/24	1,000,000	974,439	492,500
STS Operating, Inc.	8.000	10.499	04/25/26	1,000,000	1,010,000	937,500
Wastequip, LLC	7.750	10.249	03/20/26	1,000,000	982,532	950,000

Total Bank Loans					12,265,949	11,874,522

Bonds - 0.29%
Anchorage Capital Group, LLC	7.250	10.037	01/15/29	700,000	724,063	698,860
Sonic Automotive, Inc.		6.125	03/15/27	204,000	204,000	185,130

Total Bonds					928,063	883,990

Common Stock - 0.32%
Chase Packaging Corporation (B)				9,541	—	572
Fieldwood Energy LLC				19,599	474,575	640,240
Jupiter Resources Inc.				101,360	489,882	316,750

Total Common Stock					964,457	957,562

Preferred Stock - 0.34%
B. Riley Financial, Inc.				40,000	1,000,000	1,013,200

Total Preferred Stock					1,000,000	1,013,200

Total Corporate Public Securities					$15,158,469	$14,729,274

Total Investments		98.03%			$303,987,491	$295,770,266

Other Assets		12.65				38,176,081
Liabilities		(10.68)				(32,223,875)

Total Net Assets		100.00%				$301,722,472

(A)	In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid securities. As of March 31, 2019, the value of these securities amounted to $264,614,593 or 87.70% of net assets.
(F)	Held in CI Subsidiary Trust.
PIK - Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Industry Classification:	Fair Value/ Market Value

AEROSPACE & DEFENSE - 4.65%
API Technologies Corp.	$987,000
BEI Precision Systems & Space Company, Inc.	3,302,105
Merex Holding Corporation	1,621,596
Sunvair Aerospace Group Inc.	2,586,301
Trident Maritime Systems	4,757,441
VistaJet Malta Finance P.L.C.	780,105
14,034,548

AUTOMOTIVE - 5.64%
Aurora Parts & Accessories LLC	3,294,155
BBB Industries LLC	3,342,650
DPL Holding Corporation	648,951
English Color & Supply LLC	3,257,566
Holley Performance Products	4,887,750
K&N Engineering, Inc.	936,763
Randy's Worldwide Automotive	656,633
17,024,468

BUILDING MATERIALS - 4.28%
Happy Floors Acquisition, Inc.	2,361,351
NSi Industries Holdings, Inc.	4,571,652
Signature Systems Holding Company	1,295,151
Sunrise Windows Holding Company	4,077,245
Torrent Group Holdings, Inc.	134,670
Wolf-Gordon, Inc.	463,764
12,903,833

CHEMICALS - 2.13%
DuBois Chemicals, Inc.	3,395,000
LBC Tank Terminals Holding Netherlands B.V.	811,755
Pinnacle Operating Corporation	512,865
Polytex Holdings LLC	1,085,492
Schenectady International Group Inc.	632,796
6,437,908

CONSUMER CYCLICAL SERVICES - 4.73%
Accelerate Learning	2,193,487
Carlson Travel, Inc.	749,788
CHG Alternative Education Holding Company	3,201,561
MeTEOR Education LLC	2,512,501

Fair Value/ Market Value
PPC Event Services	$3,209,873
PS Logistics LLC	988,781
ROI Solutions	1,418,039
14,274,030

CONSUMER PRODUCTS - 8.50%
AMS Holding LLC	422,320
Apex Tool Group LLC / BC Mountain Finance Inc.	746,880
Blue Wave Products, Inc.	796,979
Elite Sportswear Holding, LLC	2,900,995
gloProfessional Holdings, Inc.	3,755,479
GTI Holding Company	1,776,286
Handi Quilter Holding Company	1,026,280
HHI Group, LLC	3,512,159
Manhattan Beachwear Holding Company	1,896,243
Master Cutlery LLC	125,484
New Mountain Learning, LLC	3,951,427
Serta Simmons Bedding, LLC	492,500
Whitebridge Pet Brands Holdings, LLC	3,313,161
York Wall Holding Company	912,167
25,628,360

DIVERSIFIED MANUFACTURING - 7.95%
ABC Industries, Inc.	1,002,918
Advanced Manufacturing Enterprises LLC	—
F G I Equity LLC	4,404,863
K P I Holdings, Inc.	640,291
Motion Controls Holdings	1,032,736
Reelcraft Industries, Inc.	3,619,702
SR Smith LLC	4,981,982
Strahman Holdings Inc.	794,324
Therma-Stor Holdings LLC	2,791,136
Trystar, Inc.	4,714,091
23,982,043

ELECTRIC - 2.57%
AM Conservation Holding Corp.	4,052,709
Electronic Power Systems	3,702,645
7,755,354

FINANCIAL OTHER - 2.76%
Acrisure LLC / Acrisure Finance Inc.	587,700
Anchorage Capital Group, LLC	698,860

See Notes to Consolidated Financial Statements

Barings Corporate Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

B. Riley Financial, Inc.	$1,013,200
Confie Seguros Holding II Co	905,100
Edelman Financial Services	259,561
Onex Corporation	1,101,880
USIS Merger Sub Inc.	634,226
U.S. Retirement and Benefit Partners, Inc.	3,133,514
8,334,041

FOOD & BEVERAGE - 7.38%
Del Real LLC	3,017,047
F F C Holding Corporation	881,272
Hollandia Produce LLC	3,455,566
Impact Confections	—
JMH Investors LLC	1,589,492
KeHE Distributors, LLC	646,470
PANOS Brands LLC	4,640,733
Sara Lee Frozen Foods	3,686,710
Westminster Acquisition LLC	1,074,292
WP Supply Holding Corporation	3,265,121
22,256,703

HEALTHCARE - 6.57%
Cadence, Inc.	1,947,635
CORA Health Services, Inc.	2,736,894
Dohmen Life Science Services	2,703,288
ECG Consulting Group	4,099,271
Enterprise Merger Sub Inc.	1,063,261
GD Dental Services LLC	—
Healthline Media, Inc.	3,312,079
LAC Acquisition LLC	1,765,195
Ortho-Clinical Diagnostics, Inc.	114,829
TherOX, Inc.	—
Touchstone Health Partnership	—
U.S. Oral Surgery Management	2,080,838
19,823,290

INDEPENDENT - 1.22%
Fieldwood Energy LLC	2,199,386
Jupiter Resources Inc.	316,750
Tullow Oil Plc	713,844
Vine Oil & Gas LP	461,895
3,691,875

Fair Value/ Market Value
INDUSTRIAL OTHER - 7.71%
AFC - Dell Holding Corporation	$3,362,883
E.S.P. Associates, P.A.	2,272,409
Hartland Controls Holding Corporation	3,934,556
Midwest Industrial Rubber, Inc.	3,595,887
PB Holdings LLC	1,674,778
SMB Machinery Holdings, Inc.	—
Specified Air Solutions	3,858,428
STS Operating, Inc.	937,500
UBEO, LLC	2,664,576
Wastequip, LLC	950,000
23,251,017

MEDIA & ENTERTAINMENT - 2.24%
BlueSpire Holding, Inc.	—
Cadent, LLC	2,118,939
Discovery Education, Inc.	4,633,492
HOP Entertainment LLC	—
6,752,431

METALS & MINING - 0.89%
First Quantum Minerals Ltd.	851,217
New Gold Inc.	969,430
Suncoke Energy	588,262
Warrior Met Coal, Inc.	262,138
2,671,047

MIDSTREAM - 0.13%
Gulf Finance LLC	397,285

OIL FIELD SERVICES - 0.83%
Avantech Testing Services LLC	—
EnVen Energy Ventures, LLC	1,098,750
KCA Deutag UK Finance PLC	346,208
Petroplex Inv Holdings LLC	46,458
Topaz Marine S.A.	1,012,842
2,504,258

PACKAGING - 0.89%
ASC Holdings, Inc.	1,242,988
Brown Machine LLC	1,446,707
Chase Packaging Corporation	572
2,690,267

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2019
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

PAPER - 1.16%
Dunn Paper	$3,482,500

PHARMACEUTICALS - 0.16%
Clarion Brands Holding Corp.	493,173

REFINING - 1.95%
CITGO Holding, Inc.	595,641
MES Partners, Inc.	2,982,766
Tristar Global Energy Solutions, Inc.	2,310,724
5,889,131

RETAILERS - 0.06%
Sonic Automotive, Inc.	185,130

TECHNOLOGY - 14.97%
1A Smart Start, Inc.	3,379,863
Almonde, Inc.	904,478
Audio Precision	3,593,911
BCC Software, Inc.	4,815,581
BMC Software Finance, Inc.	975,725
Claritas Holdings, Inc.	3,412,663
Clubessential LLC	3,602,148
GraphPad Software, Inc.	4,765,960
ION Trading Technologies S.a.r.l	542,554
Kronos Incorporated	414,833
Powerschool	977,500
REVSpring, Inc.	3,342,928
Ruffalo Noel Levitz	2,582,778
Sandvine Corporation	3,360,809
U.S. Legal Support, Inc.	3,657,558
Velocity Technology Solutions, Inc.	4,046,025
Veritas US Inc. / Veritas Bermuda Ltd.	793,433
45,168,747

TRANSPORTATION SERVICES - 8.66%
BDP International, Inc.	4,840,039
GlobalTranz	3,394,547
OPE KAG Finance Sub	982,980
Pegasus Transtech Corporation	4,158,646
Rock-it Cargo	4,868,405
Team Drive-Away Holdings LLC	380,052
VP Holding Company	3,292,121
Fair Value/ Market Value
Worldwide Express Operations, LLC	$4,222,037
26,138,827

Total Investments - 98.03%

(Cost - $303,987,491)	$295,770,266

See Notes to Consolidated Financial Statements

Fair Value Hierarchy
The Trust categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following table summarizes the levels in the fair value hierarchy into which the Trust's financial instruments are categorized as of March 31, 2019.
The fair values of the Trust's investments disaggregated into the three levels of the fair value hierarchy based upon the lowest level of significant input used in the valuation as of March 31, 2019 are as follows:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$121,293,821	$—	$16,306,960	$104,986,861
Bank Loans	126,582,033	—	—	126,582,033
Common Stock - U.S.	8,695,535	—	—	8,695,535
Preferred Stock	6,576,739	—	—	6,576,739
Partnerships and LLCs	17,892,864	—	—	17,892,864
Public Securities
Bank Loans	11,874,522	—	8,366,182	3,508,340
Corporate Bonds	883,990	—	883,990	—
Common Stock - U.S.	957,562	572	956,990	—
Preferred Stock	1,013,200	1,013,200	—	—
Total	$295,770,266	$1,013,772	$26,514,122	$268,242,372

See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:	Beginning balance at 12/31/2018	Included in earnings	Purchases	Sales	Prepayments	Transfers into Level 3	Transfers out of Level 3	Ending balance at 3/31/2019
Restricted Securities
Corporate Bonds	$106,334,395	$1,542,926	$2,565,007	$(4,982,229)	$(473,238)	$—	$—	$104,986,861
Bank Loans	124,994,521	(238,884)	6,553,283	(581,051)	(4,145,836)	—	—	126,582,033
Common Stock - U.S.	8,952,301	767,402	256	(1,024,424)	—	—	—	8,695,535
Preferred Stock	4,722,044	469,549	1,385,146	—	—	—	—	6,576,739
Partnerships and LLCs	18,256,414	227,626	461,150	(1,052,326)	—	—	—	17,892,864
Public Securities
Bank Loans	5,233,937	32,516	—	—	(4,096)	—	(1,754,017)	3,508,340
Common Stock	1,050,188	—	—	—	—	—	(1,050,188)	—
Total	$269,543,800	$2,801,135	$10,964,842	$(7,640,030)	$(4,623,170)	$—	$(2,804,205)	$268,242,372

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Barings LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Barings Corporate Investors

By (Signature and Title)*	/s/ Robert M. Shettle Robert M. Shettle, President

Date     May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Shettle Robert M. Shettle, President

Date     May 30, 2019

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date     May 30, 2019

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.